Capital Structure and Related Items - Share capital (Details) - USD ($) shares in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of the Company's share activity
Number of shares outstanding	99,277	98,265
Exercise of deferred shares and warrants for cash	1,012
Exercise of warrants for cash	1,000
Shares issued for cash	$ 1,000